Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Foreign Countries	Mar. 31, 2012 The Americas	Mar. 31, 2012 Europe and CIS	Mar. 31, 2012 China	Mar. 31, 2012 Asia (excluding Japan and China) and Oceania	Mar. 31, 2012 Middle East And Africa	Mar. 31, 2012 Construction Mining and Utility Equipment Segment	Mar. 31, 2012 Industrial Machinery and Others Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sales as percent of consolidated net sale					79.70%	23.30%	10.50%	13.60%	25.90%	6.40%	87.80%	12.20%
Yen exchange rate used per $1 to translate values	82	82
Variable interest entities, carrying amount, assets	$ 324,500	¥ 26,609,000	¥ 26,020,000
Recognized tax benefit position				50.00%
Cash, withdrawals	$ 351,500	¥ 28,823,000	¥ 39,729,000